Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net income	$ 3,889	$ 5,617	$ 1,427
Other comprehensive income (loss), net of tax -
Financial derivatives	208	72	(226)
Unrealized (losses) gains on available-for-sale debt securities	0	(1)	1
Defined benefit pension and other postretirement benefit plans	346	224	(41)
Foreign currency translations	(123)	(155)	107
Total other comprehensive income (loss), net of tax	431	140	(159)
Comprehensive income	4,320	5,757	1,268
Dividends on redeemable non-controlling interests	(7)	(7)	(7)
Comprehensive income attributable to the Company shareholders	$ 4,313	$ 5,750	$ 1,261